Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 3,263,001		¥ 21,291,080
2022	2,569,347		16,764,989
2023	728,524		4,753,618
2024	742,415		4,844,256
2025 and thereafter	536,989		3,503,856
Total future lease payments	7,840,276		51,157,799
Less: Imputed interest	1,022,387		6,671,071
Total lease liability balance	6,817,889		¥ 44,486,728	¥ 62,513,147
Operating Lease, Liability, Statement of Financial Position [Extensible List]				us-gaap:AccruedLiabilitiesAndOtherLiabilities us-gaap:OtherLiabilitiesNoncurrent
Cash payments for operating leases	$ 3,210,208	¥ 20,946,607
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent		Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities		Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent
ROU assets	$ 6,929,911		¥ 45,217,671	¥ 62,265,193
Current lease liabilities	$ 2,585,714		¥ 16,871,785	20,213,070
Weighted average remaining lease term (in years)	2 years 5 months 5 days		2 years 5 months 5 days
Weighted average discount rate (as a percent)	6.20%		6.20%
Operating lease cost	$ 3,456,472	22,553,477
Other comprehensive income	3,227,444		¥ 21,059,073	¥ 67,100,802
Supplemental cash flow information related to operating leases
ROU assets obtained in exchange for operating lease liabilities	$ 6,576,089	¥ 42,908,981